Discretionary decisions and sources of estimation uncertainties - Recoverability of goodwill and intangible assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Recoverability of Goodwill and Intangible Assets
Carrying amount of goodwill and non-amortizable intangible assets	€ 12,395,641,000	€ 12,281,648,000
Carrying amount of goodwill and non-amortizable intangible assets, percentage of the Company's total assets	4700.00%	5100.00%
Percentage point rise in Operating Income	0.32%
Percentage point rise in WACC	0.27%
Percentage point rise in residual value	0.47%
Excess of residual value over carrying amount	€ 23,985,000
North America Segment
Recoverability of Goodwill and Intangible Assets
Expected growth rates for the period beyond ten years (as a percent)	1.00%
Pre-tax weighted average cost of capital (WACC) (as a percent)	7.36%	7.25%
EMEA Segment
Recoverability of Goodwill and Intangible Assets
Expected growth rates for the period beyond ten years (as a percent)	1.00%
Pre-tax weighted average cost of capital (WACC) (as a percent)	9.38%	9.43%
Asia-Pacific Segment
Recoverability of Goodwill and Intangible Assets
Expected growth rates for the period beyond ten years (as a percent)	4.00%
Pre-tax weighted average cost of capital (WACC) (as a percent)	7.57%	7.35%
Latin America Segment
Recoverability of Goodwill and Intangible Assets
Expected growth rates for the period beyond ten years (as a percent)	3.45%
Pre-tax weighted average cost of capital (WACC) (as a percent)	16.38%	17.93%